Partial Disposal And Repurchase Of Equity Interest In Subsidiary - Additional Information (Detail) In Thousands, unless otherwise specified		1 Months Ended			3 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Ldkpv USD ($)	Nov. 30, 2009 Ldkpv USD ($)	Nov. 30, 2009 Ldkpv CNY	Mar. 31, 2011 Ldkpv USD ($)	Dec. 31, 2010 Ldkpv CNY
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold	15.00%		15.00%	15.00%
Cash proceeds from sale of equity interest			$ 219,651	1,500,000
Cost of disposal			3,237
Net proceeds from sale of equity interest			216,414
Income taxes paid			22,425
Noncontrolling interests recognized			36,972
Repurchase of equity interest		15.00%
Cash consideration to acquire equity interest		225,232				1,500,000
Noncontrolling interest		43,622
Payment in cash to acquire equity interest		$ 215,326			$ 9,906